Concentrations of Risk (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.50%	51.80%
Supplier Concentration Risk [Member] | Suppliers [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.10%	56.70%